Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Revenue [abstract]
Disclosure of revenue

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Subscription revenue	1,693,245	1,434,615	1,239,914
Hardware revenue	241,837	227,752	222,315
Driver training, installation and other revenue	40,781	50,115	77,829
	1,975,863	1,712,482	1,540,058